[LOGO AMUNDI]





                                                   November 5, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:  Pioneer Bond Fund (the "Fund")
     (File Nos. 2-62436 and 811-02864)
     CIK No. 0000276776

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 75 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001193125-24-241009) on October 22, 2024.

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Sincerely,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820